UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital

Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.9%
The Boeing Co.	2,827,000	$207,360,450
Precision Castparts Corp.	402,600	66,344,454
United Technologies Corp.	860,500	62,893,945
		336,598,849

Auto Components — 1.3%
BorgWarner, Inc. (a)	322,200	20,537,028
Johnson Controls, Inc.	1,406,000	43,951,560
		64,488,588

Automobiles — 0.7%
Tesla Motors, Inc. (a)(b)	1,188,400	33,940,704

Beverages — 4.3%
The Coca-Cola Co.	2,015,954	141,056,301
PepsiCo, Inc.	995,500	66,051,425
		207,107,726

Biotechnology — 1.4%
Biogen Idec, Inc. (a)	635,400	69,925,770

Capital Markets — 1.6%
Jefferies Group, Inc.	2,854,000	39,242,500
Morgan Stanley	2,434,500	36,833,985
		76,076,485

Chemicals — 2.1%
Celanese Corp., Series A	1,155,700	51,162,839
Monsanto Co.	620,300	43,464,421
Potash Corp. of Saskatchewan, Inc.	239,200	9,874,176
		104,501,436

Commercial Banks — 1.2%
Wells Fargo & Co.	2,083,600	57,424,016

Communications Equipment — 4.6%
Cisco Systems, Inc.	2,382,900	43,082,832
QUALCOMM, Inc.	3,317,200	181,450,840
		224,533,672

Computers & Peripherals — 8.2%
Apple, Inc. (a)	898,480	363,884,400
SanDisk Corp. (a)	752,400	37,025,604
		400,910,004

Diversified Consumer Services — 1.8%
Apollo Group, Inc., Class A (a)(b)	1,663,000	89,585,810

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	2,248,300	90,201,796

Energy Equipment & Services — 3.7%
Halliburton Co.	1,102,500	38,047,275
National Oilwell Varco, Inc.	767,400	52,175,526
Schlumberger Ltd.	1,307,217	89,295,993
		179,518,794

Food & Staples Retailing — 2.8%
Wal-Mart Stores, Inc.	1,456,000	87,010,560
Whole Foods Market, Inc.	707,400	49,220,892
		136,231,452

Food Products — 0.2%
Green Mountain Coffee Roasters, Inc. (a)(b)	222,300	9,970,155

Health Care Equipment & Supplies — 0.5%
Stryker Corp.	504,200	25,063,782

Common Stocks	Shares	Value

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	1,899,700	$70,649,843
Cardinal Health, Inc.	940,200	38,181,522
		108,831,365

Health Care Technology — 1.6%
Cerner Corp. (a)(b)	1,298,300	79,520,875

Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc. (a)(b)	88,700	29,957,538
Las Vegas Sands Corp. (a)	1,506,800	64,385,564
Starbucks Corp.	1,450,080	66,718,181
		161,061,283

Household Products — 3.5%
The Procter & Gamble Co.	2,540,386	169,469,150

Industrial Conglomerates — 2.6%
Danaher Corp.	2,725,144	128,190,774

Internet & Catalog Retail — 2.3%
Amazon.com, Inc. (a)	651,840	112,833,504

Internet Software & Services — 5.2%
eBay, Inc. (a)	1,804,500	54,730,485
Google, Inc., Class A (a)	250,426	161,750,153
Rackspace Hosting, Inc. (a)(b)	914,500	39,332,645
		255,813,283

IT Services — 3.6%
Accenture Plc, Class A	789,800	42,041,054
International Business Machines Corp.	226,400	41,630,432
VeriFone Systems, Inc. (a)(b)	1,181,100	41,952,672
Visa, Inc., Class A	494,100	50,165,973
		175,790,131

Machinery — 3.0%
Eaton Corp.	1,452,900	63,244,737
Stanley Black & Decker, Inc.	845,000	57,122,000
Terex Corp. (a)(b)	1,791,700	24,205,867
		144,572,604

Media — 1.1%
Comcast Corp., Class A	2,305,900	54,672,889

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	841,374	30,954,150

Oil, Gas & Consumable Fuels — 6.8%
Alpha Natural Resources, Inc. (a)(b)	1,382,551	28,245,517
Anadarko Petroleum Corp.	1,216,700	92,870,711
Exxon Mobil Corp.	1,502,300	127,334,948
Range Resources Corp.	1,305,400	80,856,476
		329,307,652

Pharmaceuticals — 4.3%
Allergan, Inc.	647,000	56,767,780
Johnson & Johnson	989,900	64,917,642
Pfizer, Inc.	2,872,300	62,156,572
Valeant Pharmaceuticals International, Inc. (a)	580,100	27,084,869
		210,926,863

Professional Services — 0.6%
Manpower, Inc.	791,700	28,303,275

Semiconductors & Semiconductor Equipment — 3.9%
Avago Technologies Ltd.	765,300	22,086,558
Broadcom Corp., Class A	1,303,667	38,275,663

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2011	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Marvell Technology Group Ltd. (a)	3,229,600	$44,729,960
NXP Semiconductor NV (a)	1,596,200	24,533,594
Texas Instruments, Inc.	814,400	23,707,184
Xilinx, Inc.	1,196,200	38,350,172
		191,683,131

Software — 6.3%
Check Point Software Technologies Ltd. (a)	1,320,815	69,395,620
Microsoft Corp.	1,852,400	48,088,304
Oracle Corp.	1,252,217	32,119,366
Red Hat, Inc. (a)	1,499,554	61,916,585
Salesforce.com, Inc. (a)(b)	624,109	63,322,099
VMware, Inc., Class A (a)(b)	362,707	30,173,595
		305,015,569

Specialty Retail — 2.7%
The Home Depot, Inc.	1,974,500	83,007,980
Tiffany & Co.	743,400	49,257,684
		132,265,664

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	745,950	45,532,788
Michael Kors Holdings Ltd. (a)	278,900	7,600,025
		53,132,813

Wireless Telecommunication Services — 1.0%
American Tower Corp., Class A	635,400	38,130,354
NII Holdings, Inc. (a)	551,700	11,751,210
		49,881,564

Total Long-Term Investments (Cost — $4,184,981,112) — 98.9%		4,828,305,578

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	69,822,998	$69,822,998
	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$222,780	222,780,029

Total Short-Term Securities (Cost — $292,603,027) — 6.0%		292,603,027

Total Investments (Cost — $4,477,584,139*) — 104.9%		5,120,908,605
Liabilities in Excess of Other Assets — (4.9)%		(241,422,131)

Net Assets — 100.0%		$4,879,486,474

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,493,548,912

Gross unrealized appreciation	$783,034,524
Gross unrealized depreciation	(155,674,831)

Net unrealized appreciation	$627,359,693

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended,were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	74,155,048	(4,332,050)	69,822,998	$2,144	$6,465
BlackRock Liquidity Series, LLC Money Market Series	$143,560,634	$79,219,395	$222,780,029	–	$455,565

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2011

Schedule of Investments (concluded)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,828,305,578	–	–	$4,828,305,578
Short-Term Securities	69,822,998	$222,780,029	–	292,603,027
Total	$4,898,128,576	$222,780,029	–	$5,120,908,605

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2011	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 24, 2012